Aristotle Multi-Asset Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

AFFILIATED OPEN-END FUNDS - 81.4%	Shares		Value
Affiliated Equity Open-End Funds - 14.7%
Aristotle Core Equity Fund - Class I (a)	584,290		$ 10,365,302
Aristotle Growth Equity Fund - Class I (a)	275,000		4,336,747
Aristotle International Equity Fund - Class I (a)	211,730		2,907,050
			17,609,099

Affiliated Fixed Income Open-End Funds - 66.7%
Aristotle Core Bond Fund - Class I (a)(b)	3,830,034		33,359,593
Aristotle Core Income Fund - Class I (a)	1,114,629		10,722,727
Aristotle Floating Rate Income Fund - Class I (a)	839,024		7,744,191
Aristotle High Yield Bond Fund - Class I (a)	1,632,485		14,904,590
Aristotle Strategic Income Fund - Class I (a)	1,261,362		13,105,554
			79,836,655
TOTAL AFFILIATED OPEN-END FUNDS (Cost $92,686,647)			97,445,754

EXCHANGE TRADED FUNDS - 17.9%	Shares		Value
Alternatives Exchange Traded Funds - 0.1%
iShares Bitcoin Trust ETF (c)	3,503		116,615

Equity Exchange Traded Funds - 14.1%
Global X Data Center & Digital Infrastructure ETF	7,869		238,981
Global X US Infrastructure Development ETF	12,258		722,241
iShares Core MSCI Emerging Markets ETF	7,325		606,803
iShares Global Infrastructure ETF	20,615		1,372,959
iShares Global REIT ETF	31,158		860,584
iShares MSCI EAFE Growth ETF	14,868		1,849,877
iShares MSCI EAFE Value ETF	23,923		1,831,306
iShares S&P 500 Value ETF	13,914		3,159,313
iShares S&P Mid-Cap 400 Growth ETF	8,260		970,550
iShares S&P Small-Cap 600 Growth ETF	2,710		484,006
State Street SPDR S&P 400 Mid Cap Value ETF	12,656		1,200,422
State Street SPDR S&P 600 Small Cap Growth ETF	10,150		1,209,169
State Street SPDR S&P 600 Small Cap Value ETF	22,018		2,402,384
			16,908,595

Fixed Income Exchange Traded Funds - 3.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF (d)	37,097		3,577,635
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	3,789		347,224
Vanguard Total Bond Market ETF	7,147		524,661
			4,449,520
TOTAL EXCHANGE TRADED FUNDS (Cost $20,534,866)			21,474,730

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%	Shares		Value
Money Market Funds - 6.3%
GS Financial Square Government Fund - Institutional Class, 3.53% (e)	7,520,400		7,520,400
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,520,400)			7,520,400

TOTAL INVESTMENTS - 105.6% (Cost $120,741,913)			126,440,884
Money Market Deposit Account - 0.2% (f)			278,257
Liabilities in Excess of Other Assets - (5.8)%		(0.05848)	(7,000,723)

TOTAL NET ASSETS - 100.0%	$ 119,718,418
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $3,577,635.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$ 97,445,754	$ –	$ –	$ 97,445,754
Exchange Traded Funds	21,474,730	–	–	21,474,730
Investments Purchased with Proceeds from Securities Lending	7,520,400	–	–	7,520,400
Total Investments	$ 126,440,884	$ –	$ –	$ 126,440,884

Refer to the Schedule of Investments for further disaggregation of investment categories.